Fixed Assets	12 Months Ended
Dec. 31, 2022
FIXED ASSETS [Abstract]
Fixed Assets
12.	FIXED ASSETS
The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2021	2022

Office buildings	$401,223	$367,296
Computer equipment and hardware	123,079	110,416
Leasehold and building improvements	37,753	34,212
Office furniture	6,960	6,301
Vehicles	3,515	3,085

Fixed assets, gross	572,530	521,310
Accumulated depreciation	(242,533)	(233,084)

Fixed assets, net	$329,997	$288,226

For

the years ended December
31
,
2022
,
2021
and
2020
, depreciation expenses for fixed
assets were $20.0
million, $
23.5
 million and $
25.5
 million,
respectively.